RECLAMATION PROVISION (Details) (USD $)			9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Goldex mine
Environmental remediation liability
Environmental remediation			$ 8,400,000
Environmental remediation liability			15,100,000
Environmental remediation liability, current	$ 8,503,000	$ 16,816,000	$ 3,800,000